INCOME TAXES - Schedule of Deferred Tax Asset (Liability) for Holding Entities (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets:	$ 1,404	$ 1,745
Deferred income tax (liabilities):	(3,899)	(5,202)
Net deferred tax (liability)	(2,495)	(3,457)	$ (3,064)
Tax credit carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets:	33	35
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets:	13	65
Properties
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax (liabilities):	(3,899)	(5,202)
Canada | Non-capital losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets:	172	174
Canada | Capital losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets:	0	0
United States | Non-capital losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets:	336	685
United States | Capital losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets:	336	685
United States | Net operating losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets:	760	672
Foreign countries | Non-capital losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets:	$ 90	$ 114